Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2021	2022
Accounts receivable	33,747,099	45,826,900
Allowance for doubtful accounts	(2,562,320)	(4,464,195)
	$31,184,779	$41,362,705